ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable Net Current	$ 33,575	$ 83,097
Sales revenue	$ 4,818,603	$ 735,717
Concentration Risk Percentage	62.00%	43.00%